Acquisition of Non-Controlling Interests (Details) ¥ in Millions			12 Months Ended
	Mar. 04, 2023 USD ($) shares	Jan. 21, 2023	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Mar. 04, 2023 CNY (¥)
Acquisition of non-Controlling Interests [Line Items]
Reverse stock split		1-for-5 reverse stock split	1-for-5 reverse stock split
Acquisition of noncontrolling interests percentage.	49.00%
Non-controlling interests | $	$ 1,486,074		$ (892,218)	$ 343,361
Non-controlling interests consideration | $	$ 1,482,572
Beijing Deran [Member]
Acquisition of non-Controlling Interests [Line Items]
Ownership interest percentage	49.00%				49.00%
Security Purchase Agreement [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Beijing Deran [Member]
Acquisition of non-Controlling Interests [Line Items]
Acquisition of noncontrolling interests cash payment	$ 483,000				¥ 3.5
Class A Ordinary Shares [Member]
Acquisition of non-Controlling Interests [Line Items]
Acquisition shares (in Shares) | shares	25,558
Reverse stock split			1-for-5 reverse stock split
Class A Ordinary Shares [Member] | Beijing Deran [Member]
Acquisition of non-Controlling Interests [Line Items]
Ordinary shares issued (in Shares) | shares	127,791
Reverse stock split	1-for-5